Supplier Financings - Additional Information (Detail) - Financing Agreements With Supplier [Member] - Laboratory Software [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Financing agreement, due period	1 year
Remaining balance under financing agreement	$ 76	$ 42
Minimum [Member]
Debt Instrument [Line Items]
Interest rate	3.75%	3.75%
Maximum [Member]
Debt Instrument [Line Items]
Interest rate	5.95%	5.95%